Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases	As of March 31, 2017, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2017	$303
2018	319
2019	184
Total minimum lease payments	$806